ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Components of net income/(loss) (Details) - USD ($) $ in Millions		12 Months Ended
	May 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Net income / (loss) from discontinued operations, net of tax		$ 72.7	$ (289.4)	$ 564.9
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Gain (Loss) from disposal	$ (784.6)		(784.6)
Net income / (loss) from discontinued operations, net of tax			477.7	607.4
Gain from revaluation of investment in the divested businesses	$ 59.0		59.0
Discontinued operations disposed of by means other than sale | Toloka Group, Inc
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Gain (Loss) from disposal		85.9
Net income / (loss) from discontinued operations, net of tax		$ (13.2)	$ (41.5)	$ (42.5)